Significant Accounting Judgments, Estimates and Assumptions - Share-based Payments (Details)	12 Months Ended
Dec. 31, 2022
Significant Accounting Judgments, Estimates and Assumptions
Weighted average expected timing of fulfillment of performance condition	20 months
Percentage of weighted average probability	69.00%
Share listing expense, percentage for transfer restrictions imposed on Sponsor Lock-Up Shares and Sponsor Earnout Shares	5.00%